JOINT VENTURE (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Cash	$ 119,593	$ 1,065,945	$ 962,540
Total Assets	363,084	1,269,676	$ 1,145,529
Joint Venture With XTI Aircraft [Member]
Cash	4,392	4,516
Due to Xeriant Inc.	5,479,547	5,479,547
Total Assets	$ 5,483,939	$ 5,484,063